Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

April 29, 2016

Via EDGAR

Jaea Hahn, Senior Counsel

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Ameritas Life Insurance Corp.
Ameritas Life Insurance Corp. Separate Account LLVA, 1940 Act Registration No. 811-07661
Ameritas No-Load VA 6150, 1933 Act Registration No. 333-182091
Post-Effective Amendment No. 7 on Form N-4

Dear Ms. Hahn:

We are submitting, pursuant to Rule 485(b), a Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Life Insurance Corp. Separate Account LLVA ("Registrant" and "Separate Account"). The primary purposes of this Amendment are to provide audited financial statements of the Registrant and Depositor for the year ending December 31, 2015, and other updated information as of year-end 2015. The proposed effective date for this filing is May 1, 2016.

Changes are as follows:

1. Pages 1 and 4. In response to Staff comments, the word "Policy" was inserted to clarify that the disclosure applies to Policy guarantees.

2. Page 2. Changes in the TABLE OF CONTENTS pagination are shown without redline, to improve reading clarity.

3. Page 5. The first footnote in the Optional Rider/Endorsement Fees chart was updated to include information regarding the definition of Rider Charge base in response to Staff comments.

4. Pages 5 – 12. Annual updates to the PORTFOLIO COMPANY OPERATING EXPENSES section to reflect the operating expenses and fees for the portfolios that serve as variable investment options as of year-end 2015.

5. Page 12. Annual updates to the EXAMPLES OF EXPENSES section to reflect the updated numbers for maximum fees and expenses before any waivers or reductions.

6. Pages 15 – 20. Annual updates to the SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS chart to reflect the current fund and portfolio names, investment advisers, subadvisers, and portfolio type/summary of investment objective for the portfolios that serve as variable investment options.

7. Page 21. Text concerning the reimbursement of portfolio expenses in the Substitution of Money Market Fund section was revised to be consistent with the Substitution Application pending with the SEC.

8. Page 21. In response to Staff comments, text was revised regarding the FIXED ACCOUNT INVESTMENT OPTION section.

9. Pages 26 – 27. In response to Staff comments, text was revised regarding the Asset Allocation Program section.

10. Pages 46 – 68. Annual updates to the APPENDIX A: ACCUMULATION UNIT VALUES chart to reflect subaccount changes and updated accumulation unit values for year-end 2015.

11. Page 75. Revised the page numbers for the SAI Table of Contents.

12. SAI Page 1. The SERVICES section was updated to include the auditor's name and address.

13. Minor corrections of punctuation and text were made on Pages 20 and 25.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Depositor will be solely responsible for the benefits or features associated with the Policy. All information previously left blank or bracketed in post-effective amendment no. 6, including the financial statements and exhibits, is filed in the Amendment.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel, Variable Contracts & AIC